UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY INTERNATIONAL FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.5%
Australia - 3.0%
163,371	Australia & New Zealand Banking Group Ltd.	$2,661,361
35,414	National Australia Bank Ltd. (a)	840,087

	Total Australia	3,501,448

Belgium - 1.2%
48,795	Fortis	1,427,505

Denmark - 0.3%
8,500	TDC A/S	382,105

Finland - 3.4%
73,720	Nokia Oyj	1,177,596
106,058	Stora Enso Oyj, Class R Shares (a)	1,406,011
70,317	UPM-Kymmene Oyj (a)	1,367,159

	Total Finland	3,950,766

France - 12.6%
16,993	Accor SA (a)	865,654
49,698	BNP Paribas SA (a)	3,595,626
67,437	Credit Agricole SA (a)	1,849,370
11,690	European Aeronautic Defence & Space Co. (a)	393,178
26,176	France Telecom SA (a)	808,644
17,290	Peugeot SA	1,113,563
9,186	Pinault Printemps Redoute SA (a)	927,547
10,005	Renault SA (a)	917,411
5,325	Sanofi-Aventis (a)	460,828
4,913	Schneider Electric SA (a)	386,440
13,013	Total SA (a)	3,267,179

	Total France	14,585,440

Germany - 8.0%
16,260	Altana AG (a)	854,938
34,931	Bayer AG (a)	1,249,004
38,367	DaimlerChrysler AG	1,866,998
14,603	Deutsche Bank AG (a)	1,266,407
46,136	Epcos AG (a)*	678,775
35,448	Metro AG (a)	1,783,428
25,276	Schering AG	1,591,113

	Total Germany	9,290,663

Hong Kong - 0.8%
193,000	Henderson Land Development Co., Ltd.	978,013

Ireland - 1.0%
53,721	Allied Irish Banks PLC	1,185,880

Italy - 5.2%
148,144	Eni SpA (a)	4,209,994
122,077	SanPaolo IMI SpA (a)	1,769,404

	Total Italy	5,979,398

Japan - 21.9%
43,000	Bridgestone Corp.	842,649
22,000	Canon Inc.	1,089,565
97	East Japan Railway Co.	476,943
32,700	Fuji Photo Film Co., Ltd.	1,016,550
108,000	Fujitsu Ltd.	605,104
20,700	Honda Motor Co., Ltd.	1,065,746
63,000	Kao Corp. (a)	1,442,213
20,000	Matsushita Electric Industrial Co., Ltd. (a)	326,371
284,000	Mitsubishi Electric Corp. (a)	1,500,129
270,000	Mitsui Sumitomo Insurance Co., Ltd.	2,402,619

See Notes to Schedule of Investments

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Japan (continued)
9,700	Nintendo Co., Ltd.	$1,019,552
124,000	Nippon Steel Corp.	313,686
321	NTT DoCoMo Inc.	497,519
3,300	Obic Co., Ltd.	568,200
89,000	Ricoh Co., Ltd. (a)	1,365,938
29,000	Sankyo Co., Ltd. (a)	573,465
9,000	Secom Co., Ltd.	400,036
162,000	Sumitomo Chemical Co., Ltd.	828,290
155,000	Sumitomo Corp. (a)	1,308,867
89,000	Sumitomo Electric Industries Ltd.	999,679
49,200	Takeda Pharmaceutical Co., Ltd.	2,519,931
16,850	Takefuji Corp.	1,092,665
24,000	THK Co., Ltd. (a)	532,312
48,000	Toppan Printing Co., Ltd.	469,888
41,100	Toyota Motor Corp.	1,555,917
199	West Japan Railway Co.	666,494

	Total Japan	25,480,328

Luxembourg - 1.4%
77,303	Arcelor (a)	1,667,068

Netherlands - 5.1%
7,949	DSM NV (a)	604,995
13,386	ING Groep NV (a)*	405,572
148,166	Koniklijke KPN NV	1,290,322
82,271	TNT NV (a)	2,087,534
13,143	Unilever NV	881,546
22,287	VNU NV	639,575

	Total Netherlands	5,909,544

Norway - 0.5%
68,600	Telenor ASA	592,519

Singapore - 0.0%
4,900	United Overseas Land Ltd.	6,931

Spain - 1.5%
74,959	Endesa SA (a)	1,679,252

Sweden - 0.4%
18,543	Electrolux AB, Class B Shares (a)	416,656

Switzerland - 5.7%
41,628	Clariant AG	578,930
57,271	Credit Suisse Group	2,402,792
1,731	Nestle SA (a)	475,416
18,765	Swiss Reinsurance	1,195,502
11,076	Zurich Financial Services AG *	1,970,635

	Total Switzerland	6,623,275

United Kingdom - 27.5%
45,830	AstraZeneca PLC	2,062,366
191,586	Barclays PLC	1,877,303
304,713	BP PLC	3,374,443
76,022	British American Tobacco PLC	1,520,600
44,266	British Sky Broadcasting Group PLC	416,230
138,807	Diageo PLC	1,919,328
193,846	GKN PLC	904,540
76,031	GlaxoSmithKline PLC	1,793,638
24,721	GUS PLC	393,577
114,182	HBOS PLC	1,736,513
0	InterContinental Hotels Group PLC	3
303,425	International Power PLC *	1,130,291
83,948	National Grid Transco PLC	773,850

See Notes to Schedule of Investments

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
United Kingdom (continued)
21,249	Next PLC	$588,381
514,033	Rentokil Initial PLC	1,408,427
89,285	Royal Bank of Scotland Group PLC	2,660,770
222,501	Sage Group PLC	906,146
62,400	Scottish & Southern Energy PLC	1,074,689
463,241	Signet Group PLC	953,473
53,349	Smiths Group PLC	899,567
103,343	United Utilities PLC	1,167,163
1,712,743	Vodafone Group PLC	4,414,131

	Total United Kingdom	31,975,429

	TOTAL COMMON STOCK (Cost - $95,897,574)	115,632,220

PREFERRED STOCK - 0.6%
Germany - 0.6%
7,053	Henkel KGaA, 0.000% (a) (Cost - $588,009)	663,323

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,485,583)	116,295,543

FACE AMOUNT
SHORT-TERM INVESTMENTS - 26.0%
Repurchase Agreement - 0.2%
$286,000	Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05 with Banc of America, 3.290% due 8/1/05, Proceeds at maturity- $286,078; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.250% due 8/10/05 to 11/5/12; Market value - $291,720) (Cost - $286,000)	286,000

SHARES
Securities Purchased from Securities Lending Collateral - 25.8%
29,931,734	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $29,931,734)	29,931,734

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,217,734)	30,217,734

	TOTAL INVESTMENTS - 126.1% (Cost - $126,703,317#)	146,513,277
	Liabilities in Excess of Other Assets - (26.1)%	(30,365,932)

	TOTAL NET ASSETS - 100.0%	$116,147,345

*	Non-income producing security.

(a)	All or a portion of security is on loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

Summary of Investments by Industry *

Financials	26.9%
Consumer Discretionary	15.1%
Industrials	9.9%
Energy	9.3%
Health Care	8.5%
Materials	6.9%
Telecommunication Services	6.8%
Consumer Staples	5.9%
Information Technology	5.5%
Utilities	5.0%
Repurchase Agreement	0.2%

100.0%

*	As a percentage of total investments (excluding Securities Purchased from Securities Lending Collateral). Please note that Fund holdings are as July 31, 2005 and are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International Fund (the “Fund”), is a separate diversified investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,733,004
Gross unrealized depreciation	(923,044)

Net unrealized appreciation	$19,809,960

At July 31, 2005, the Fund loaned securities having a market value of $28,361,720. The Fund received cash collateral amounting to $29,931,734 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 29, 2005